Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenues	$ 995.2	$ 855.0	$ 927.2	$ 723.0	$ 602.8	$ 578.2	$ 588.0	$ 526.9	$ 3,500.4		$ 2,295.9	$ 1,907.8
Operating income	100.7	90.5	93.4	74.5	44.7	48.1	42.6	35.9	359.1		171.3	126.3
Net income attributable to Enlink Midstream Partners, LP	69.8	65.0	62.7	49.3	23.0	30.3	32.8	29.4	246.8		115.5	75.8
General partner interest in net income	19.6	24.5	24.4	6.1					74.6
Limited partners' interest in net income attributable to Enlink Mistream Partners, LP	$ 50.2	$ 40.5	$ 38.3	$ 7.7					$ 136.7	[1]
Income per limited partner unit, basic (usd per unit)	$ 0.21	$ 0.18	$ 0.17	$ 0.03					$ 0.59	[1]	$ 0.00	$ 0.00
Income per limited partner unit, diluted (usd per unit)	$ 0.21	$ 0.18	$ 0.17	$ 0.03					$ 0.59	[1]	$ 0.00	$ 0.00

[1]	* The 2014 amounts consist only of the period from March 7, 2014 through December 31, 2014.